Segmented and geographic information - Breakdown of revenue from reporting segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 0	$ 0	$ 2
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 204	$ 183	$ 177